CONSOLIDATED BALANCE SHEETS (Parenthetical)(Consolidated VIE CNY) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts payable	1,844	2,007
Deferred revenues - current	13,391	23,518
Accrued expenses and other current liabilities	19,176	22,113
Amounts due to related parties	1,853	1,926
Income taxes payable	7,747	10,004
Other taxes payable	3,737	4,442
Deferred revenue - non-current	29	29
Deferred tax liabilities-non-current	1,616	978
Unrecognized tax benefit	4,261	3,555